Related Party Transactions (Details) - Schedule of Accounts payable to Franchisees - USD ($)	Apr. 30, 2024	Oct. 31, 2023
Yudu Jiuzi New Energy Automobile Co., Ltd. [Member]
Schedule of Accounts Payable to Related Parties’ Franchisees [Line Items]
Accounts payable	$ 7,044	$ 6,970
Related Party [Member]
Schedule of Accounts Payable to Related Parties’ Franchisees [Line Items]
Accounts payable	$ 7,044	$ 6,970